Fair Value Hierarchy - Schedule of Quoted Prices (Details)	Dec. 31, 2023 $ / shares
October 9, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	$ 9.91
December 31, 2022
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	10.11
December 31, 2023
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	5.38
March 31, 2024
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	1.32
June 30, 2024
Disclosure In Tabular Form Of Quoted Prices of Shares Of Acquiree Company [Line Items]
Share price	$ 1.06